                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-6441
                                    --------------------------------------------

                    AMERICAN CENTURY INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:           816-531-5575
                                                    ----------------------------

Date of fiscal year end:        12-31
                          ------------------------------------------------------

Date of reporting period:       9-30-2004
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL BOND FUND
SEPTEMBER 30, 2004
[american century investments logo and text logo]

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
GOVERNMENT BONDS - 73.8%
AUSTRALIA - 1.2%
AUD     10,100,000  Australia Commonwealth,
                    7.50%, 9/15/09                                 $   8,017,467
                                                                 ---------------
AUSTRIA - 3.3%
EURO    18,150,000  Republic of Austria, 3.90%, 10/20/05              22,919,258
                                                                 ---------------
BELGIUM - 4.7%
EURO    18,520,000  Kingdom of Belgium, 3.75%, 3/28/09                23,520,231
EURO     5,710,000  Kingdom of Belgium, 8.00%, 3/28/15                 9,454,949
                                                                 ---------------
                                                                      32,975,180
                                                                 ---------------
CANADA - 3.7%
EURO     3,500,000  Government of Canada, 4.875%, 7/7/08               4,626,436
CAD     10,420,000  Government of Canada, 5.25%, 6/1/13                8,678,306
CAD     15,520,000  Government of Canada, 5.00%, 6/1/14               12,674,123
                                                                 ---------------
                                                                      25,978,865
                                                                 ---------------
DENMARK - 3.2%
DKK     79,600,000  Kingdom of Denmark, 8.00%, 3/15/06                14,306,592
DKK     42,000,000  Kingdom of Denmark, 6.00%, 11/15/09                7,831,862
                                                                 ---------------
                                                                      22,138,454
                                                                 ---------------
FRANCE - 18.7%
EURO    46,490,000  Government of France, 4.50%, 7/12/06              59,709,027
EURO    12,180,000  Government of France, 5.50%, 10/25/10             16,768,796
EURO     2,220,000  Government of France, 4.00%, 4/25/14               2,758,296
EURO    10,000,000  Government of France, 5.50%, 4/25/29              14,019,913
EURO    26,070,000  Government of France, 5.75%, 10/25/32             37,951,073
                                                                 ---------------
                                                                     131,207,105
                                                                 ---------------
GERMANY - 16.8%
EURO    23,500,000  German Federal Republic,
                    5.00%, 2/17/06                                    30,206,266
EURO    14,690,000  German Federal Republic,
                    4.50%, 8/18/06                                    18,901,302
EURO     6,030,000  German Federal Republic,
                    4.125%, 7/4/08                                     7,766,981
EURO    20,510,000  German Federal Republic,
                    5.25%, 7/4/10                                     27,828,927
EURO     5,900,000  German Federal Republic,
                    6.25%, 1/4/24                                      8,974,273
EURO    10,440,000  German Federal Republic,
                    5.625%, 1/4/28                                    14,793,667
EURO     6,530,000  German Federal Republic,
                    4.75%, 7/4/34                                      8,267,383
                                                                 ---------------
                                                                     116,738,799
                                                                 ---------------
ITALY - 3.1%
EURO    12,940,000  Republic of Italy, 7.25%, 11/1/26                 21,809,595
                                                                 ---------------

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
JAPAN - 3.3%
JPY  2,500,600,000  Government of Japan,
                    0.30%, 6/20/08                                    22,676,573
                                                                 ---------------
NETHERLANDS - 4.9%
EURO     6,850,000  Kingdom of Netherlands,
                    4.00%, 7/15/05                                     8,624,595
EURO     9,780,000  Kingdom of Netherlands,
                    3.00%, 7/15/07                                    12,212,950
EURO     9,670,000  Kingdom of Netherlands,
                    5.00%, 7/15/11                                    12,988,706
                                                                 ---------------
                                                                      33,826,251
                                                                 ---------------
SPAIN - 4.2%
EURO    11,680,000  Government of Spain,
                    4.25%, 10/31/07                                   15,068,848
EURO     9,650,000  Government of Spain,
                    6.15%, 1/31/13                                    13,933,902
                                                                 ---------------
                                                                      29,002,750
                                                                 ---------------
SWEDEN - 2.5%
SEK     34,400,000  Kingdom of Sweden,
                    3.50%, 4/20/06                                     4,773,428
SEK     84,700,000  Kingdom of Sweden,
                    6.50%, 5/5/08                                     12,794,790
                                                                 ---------------
                                                                      17,568,218
                                                                 ---------------
UNITED KINGDOM - 4.2%
GBP      1,760,000  U.K. Treasury Stock,
                    6.75%, 11/26/04                                    3,199,697
GBP      7,990,000  U.K. Treasury Stock,
                    7.50%, 12/7/06                                    15,318,034
GBP      4,550,000  U.K. Treasury Stock,
                    5.00%, 9/7/14                                      8,359,894
GBP      1,600,000  U.K. Treasury Stock,
                    4.25%, 6/7/32                                      2,732,218
                                                                 ---------------
                                                                      29,609,843
                                                                 ---------------
TOTAL GOVERNMENT BONDS                                               514,468,358
  (Cost $479,662,265)                                            ---------------

CORPORATE BONDS - 21.4%
FRANCE - 3.3%
EURO    17,000,000  Caisse D'Amortissement
                    de la Dette Sociale, 6.25%, 10/25/07              23,144,199
                                                                 ---------------
GERMANY - 12.1%
EURO    14,200,000  DEPFA Deutsche
                    Pfandbriefbank AG, 5.50%, 2/12/08                 19,027,723
EURO    23,050,000  Eurohypo AG, 5.25%, 9/21/07                       30,520,933
EURO    25,200,000  Kreditanstalt fuer Wiederaufbau,
                    5.25%, 1/4/10                                     34,180,009
                                                                 ---------------
                                                                      83,728,665
                                                                 ---------------
MULTI-NATIONAL - 6.0%
GBP      3,550,000  European Investment Bank,
`                   5.50%, 12/7/09                                     6,559,794
EURO    11,700,000  European Investment Bank,
                    5.625%, 10/15/10                                  16,213,278
GBP      4,920,000  European Investment Bank,
                    6.25%, 4/15/14                                     9,656,126
GBP      3,430,000  International Bank for Reconstruction &
                    Development (the World Bank),
                    6.125%, 12/7/09                                    6,520,028

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
GBP      1,600,000  International Finance Corp.,
                    5.375%, 12/7/28                                    3,072,091
                                                                 ---------------
                                                                      42,021,317
                                                                 ---------------
TOTAL CORPORATE BONDS                                                148,894,181
  (Cost $132,034,279)                                            ---------------

TEMPORARY CASH INVESTMENTS - 1.6%
UNITED STATES - 1.6%
USD     11,000,000  FHLB Discount Note, 1.65%,
                    10/1/04(1)                                        11,000,000
                                                                 ---------------
  (Cost $11,000,000)

TOTAL INVESTMENT SECURITIES - 96.8%                                  674,362,539
                                                                 ---------------
  (Cost $622,696,544)

OTHER ASSETS AND LIABILITIES - 3.2%                                   22,587,034
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $ 696,949,573
                                                                 ===============

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                                                    Unrealized
Contracts to Sell              Settlement Date          Value       Gain (Loss)
--------------------------------------------------------------------------------
    5,974,809  CHF for EURO       11/29/2004          4,801,084       (94,825)
    2,160,000  EURO for JPY       11/29/2004          2,681,310       (69,833)
    1,357,389  GBP for EURO       11/29/2004          2,444,506       (30,565)
  379,420,470  JPY for EURO       11/29/2004          3,454,413       (15,458)
  191,252,600  JPY for EURO       11/29/2004          1,741,249        (1,048)
  171,417,330  JPY for EURO       11/29/2004          1,560,660        (7,836)
    8,101,100  AUD for USD        11/29/2004          5,833,430      (237,352)
    1,767,642  CAD for USD        11/29/2004          1,395,769       (15,769)
   16,341,231  CAD for USD        11/29/2004         12,903,391      (174,792)
  109,063,020  DKK for USD        11/29/2004         18,191,682      (382,567)
   40,780,668  EURO for USD       11/29/2004         50,622,970    (1,074,459)
   12,866,205  EURO for USD       11/29/2004         15,971,429      (126,183)
   46,740,771  SEK for USD        11/29/2004          6,412,050      (190,814)
                                                 -------------------------------
               (Value on settlement date
               $125,592,442)                        128,013,943    (2,421,501)
                                                 ===============================

                                                                    Unrealized
Contracts to Buy               Settlement Date            Value     Gain (Loss)
--------------------------------------------------------------------------------
    3,866,940  EURO for CHF       11/29/2004          4,800,215        93,956
    1,970,000  EURO for GBP       11/29/2004          2,445,454        31,513
    2,790,000  EURO for JPY       11/29/2004          3,463,359        24,404
    1,400,000  EURO for JPY       11/29/2004          1,737,886        (2,315)
    1,260,000  EURO for JPY       11/29/2004          1,564,098        11,274
  287,210,232  JPY for EURO       11/29/2004          2,614,890         3,413
   20,432,851  CAD for USD        11/29/2004         16,134,223       398,004
    5,974,809  CHF for USD        11/29/2004          4,801,084        84,440
    2,060,000  EURO for USD       11/29/2004          2,557,175        40,555
    1,804,086  EURO for USD       11/29/2004          2,239,498        15,398
    7,632,004  EURO for USD       11/29/2004          9,473,967        30,307
    3,645,951  GBP for USD        11/29/2004          6,565,949        96,939
7,939,840,942  JPY for USD        11/29/2004         72,287,848      (515,322)
  223,650,900  JPY for USD        11/29/2004          2,036,217       (13,783)
  112,723,200  JPY for USD        11/29/2004          1,026,282        (3,718)
                                                 -------------------------------
               (Value on settlement date
               $133,453,080)                        133,748,145       295,065
                                                 ===============================

*Forward foreign currency exchange contracts are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
AUD = Australian Dollar
CAD = Canadian Dollar
DKK = Danish Krone
GBP = British Pound
JPY = Japanese Yen
SEK = Swedish Krona
USD = United States Dollar
(1)  The rates for U.S. government agency discount notes are the yield to maturity at purchase.

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

FEDERAL TAX INFORMATION
As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $  623,762,269
                                            ===============

Gross tax appreciation of investments       $   51,896,500
Gross tax depreciation of investments           (1,296,230)
                                            ---------------
Net tax appreciation of investments         $   50,600,270
                                            ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY INTERNATIONAL BOND FUNDS
             -------------------------------------------

By:    /s/ William M. Lyons
       -------------------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  November 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -------------------------------------------------
       Name:    William M. Lyons
       Title:   President
               (principal executive officer)

Date:  November 29, 2004

By:     /s/ Maryanne L. Roepke
        ------------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:  November 29, 2004